Operating leases - Summary of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 534	$ 590
Due within one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	56	53
Between 1 and 2 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	46	49
Two to three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	45	43
Three to four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	60	41
Four to five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	30	58
More than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 297	$ 346